Intangible assets (Tables)	12 Months Ended
Mar. 31, 2024
Intangible Assets [Abstract]
Intangible assets
2024

	Acquired software technologies	Customer relationships	Capitalized software technologies	Total
	$	$	$	$

Cost

As at March 31, 2023	212,842	344,187	4,269	561,298
Additions	—	—	10,516	10,516
Exchange differences	(193)	(497)	—	(690)
As at March 31, 2024	212,649	343,690	14,785	571,124

Accumulated amortization

As at March 31, 2023	109,417	140,431	—	249,848
Amortization	36,422	58,626	—	95,048
Exchange differences	(193)	(610)	—	(803)
As at March 31, 2024	145,646	198,447	—	344,093

Net book value as at March 31, 2024	67,003	145,243	14,785	227,031
2023

	Acquired software technologies	Customer relationships	Capitalized software technologies	Total
	$	$	$	$

Cost

As at March 31, 2022	213,581	345,956	—	559,537
Additions	—	—	4,269	4,269
Exchange differences	(739)	(1,769)	—	(2,508)
As at March 31, 2023	212,842	344,187	4,269	561,298

Accumulated amortization

As at March 31, 2022	67,275	82,694	—	149,969
Amortization	42,795	58,751	—	101,546
Exchange differences	(653)	(1,014)	—	(1,667)
As at March 31, 2023	109,417	140,431	—	249,848

Net book value as at March 31, 2023	103,425	203,756	4,269	311,450